Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - Allowance for loan losses [member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		¥ 849,287	¥ 706,405
Provision (credit) for loan losses		13,855	224,996
Charge-offs	[1]	72,949	80,694
Recoveries		7,032	6,365
Net charge-offs		65,917	74,329
Others	[2]	2,783	876
Allowance for loan losses at end of period		800,008	857,948
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		170,156	203,286
Net transfers between stages		(8,713)	(3,299)
Provision (credit) for loan losses		(2,382)	(23,142)
Others	[2]	828	24
Allowance for loan losses at end of period		159,889	176,869
Lifetime ECL not credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		255,909	147,382
Net transfers between stages		(1,465)	(10,720)
Provision (credit) for loan losses		(14,193)	166,273
Others	[2]	1,131	(572)
Allowance for loan losses at end of period		241,382	302,363
Lifetime ECL credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		423,222	355,737
Net transfers between stages		10,178	14,019
Provision (credit) for loan losses		30,430	81,865
Charge-offs	[1]	72,949	80,694
Recoveries		7,032	6,365
Net charge-offs		65,917	74,329
Others	[2]	824	1,424
Allowance for loan losses at end of period		¥ 398,737	¥ 378,716

[1]	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
[2]	Others mainly include foreign exchange translations for the six months ended September 30, 2021 and 2020.